UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       September 30, 2006
                                               ----------------------------


Check here if Amendment [     ]; Amendment Number:

     This Amendment (Check only one.):  [   ]    is a restatement.
                                        [   ]    adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    033 Asset Management, LLC
Address: 125 High Street
         Boston, Massachusetts  02110

Form 13F File Number: 28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence Longo
Title:   Chief Operating Officer
Phone:   (617) 371-2015

Signature, Place, and Date of Signing:

       /s/ Lawrence Longo          Boston, Massachusetts      November 10, 2006
       ------------------------    ---------------------      -----------------
           [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Report Summary:

Number of Other Included Managers:             0
                                        -------------

Form 13F Information Table Entry Total:       26
                                        -------------

Form 13F Information Table Value Total:    $96,761
                                        -------------
                                         (thousands)

List of Other Included Managers:

 {None}

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                                                        TITLE          SHARES PRN     VALUE     INVESTMENT    OTHER         VOTING
CUSIP          NAME OF ISSUER                          OF CLASS          OR AMT      (x$1000)   DISCRETION   MANAGERS     AUTHORITY
                                                                          SH/PRN                                             SOLE
                                                                         PUT/CALL
00511R870     ACUSPHERE INC                            COMMON STOCK       655,324      2,366      SOLE         N/A          655,324
09856E105     BOOKHAM INC                              COMMON STOCK       397,627      1,280      SOLE         N/A          397,627
152319109     CENTILLIUM COMMUNICATIONS INC            COMMON STOCK     3,321,511      6,776      SOLE         N/A        3,321,511
G2110R106     CHIPMOS TECHNOLOGIES BERMUDA LTD         COMMON STOCK     1,658,059      9,899      SOLE         N/A        1,658,059
31787A101     FINISAR CORPORATION                      COMMON STOCK       298,025      1,082      SOLE         N/A          298,025
344159108     FOCUS ENHANCEMENTS INC                   COMMON STOCK     6,923,454      9,831      SOLE         N/A        6,923,454
436233100     HOLLYWOOD MEDIA CORP                     COMMON STOCK     2,049,176      8,012      SOLE         N/A        2,049,176
46145P103     INVESTOOLS INC                           COMMON STOCK         1,000         11      SOLE         N/A            1,000
462030305     IOMEGA CORP                              COMMON STOCK     3,590,430     10,448      SOLE         N/A        3,590,430
462684101     IRIDEX CORP                              COMMON STOCK       595,623      5,212      SOLE         N/A          595,623
514766104     LANDEC CORP                              COMMON STOCK       564,279      6,094      SOLE         N/A          564,279
502079106     LMI AEROSPACE INC                        COMMON STOCK        95,156      1,760      SOLE         N/A           95,156
580395101     MCF CORP                                 COMMON STOCK       890,900        641      SOLE         N/A          890,900
713569309     PER-SE TECHNOLOGIES INC                  COMMON STOCK       124,537      2,841      SOLE         N/A          124,537
719358103     PHOTOMEDEX INC                           COMMON STOCK       206,278        336      SOLE         N/A          206,278
730843109     POINTS INTERNATIONAL LTD                 COMMON STOCK       200,000        114      SOLE         N/A          200,000
74838J101     QUIDEL CORP                              COMMON STOCK       614,137      8,672      SOLE         N/A          614,137
781270103     RUDOLPH TECHNOLOGIES INC                 COMMON STOCK        40,000        733      SOLE         N/A           40,000
813718103     SECURED SERVICES INC                     COMMON STOCK     4,205,760         42      SOLE         N/A        4,205,760
817628118     SERVICES ACQUISITION CORP INTERNATIONAL  WARRANTS            17,500         55      SOLE         N/A           17,500
82568P304     SHUTTERFLY INC                           COMMON STOCK       156,000      2,426      SOLE         N/A          156,000
835915107     SONUS NETWORKS                           COMMON STOCK       225,000      1,181      SOLE         N/A          225,000
87929J103     TELECOMMUNICATION SYSTEMS INC            COMMON STOCK     2,250,409      6,054      SOLE         N/A        2,250,409
872417308     TGC INDUSTRIES INC                       COMMON STOCK       690,807      5,665      SOLE         N/A          690,807
901167106     TWEETER HOME ENTERTAINMENT GROUP INC     COMMON STOCK     1,006,169      4,588      SOLE         N/A        1,006,169
91819B105     VA SOFTWARE CORP                         COMMON STOCK       159,735        642      SOLE         N/A          159,735

                                                                                      96,761

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